Securitisations and Covered Bonds - Additional Information (Details) - External issuances - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Securitisations And Covered Bonds [Line Items]
Internal and external issuances	£ 2,800	£ 4,182
Repton | Other asset-backed securitisation structure
Disclosure Of Securitisations And Covered Bonds [Line Items]
Internal and external issuances	£ 550	£ 0